TANGIBLE FIXED ASSETS - Property, Plant and Equipment Impairments and Loss on Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
TANGIBLE FIXED ASSETS
Number of cash generating units			5	5	3
Number of new cash generating units identified				2
Impairment		$ 609			$ 31,498	$ 855
Property, plant and equipment	$ 11,321	11,321	$ 11,321	$ 11,321	7,071	59,728
Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment	$ 140,420	140,420	140,420	140,420	170,936	178,464
Mining machines operating at owned facility in Quebec (CGU)
TANGIBLE FIXED ASSETS
Cash Flow Forecast Discount Period	12 months
Mining Machinery
TANGIBLE FIXED ASSETS
Property, plant and equipment	$ 6,394	6,394	6,394	6,394	5,957	51,158
Mining Machinery | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment	$ 133,404	133,404	$ 133,404	$ 133,404	168,407	$ 168,150
Chips
TANGIBLE FIXED ASSETS
Impairment		87			600
Alabama cash generating unit (Site 1301)
TANGIBLE FIXED ASSETS
Impairment		300
Alabama cash generating unit (Site 1351)
TANGIBLE FIXED ASSETS
Impairment		$ 0
Baie-Comeau cash generating unit | Mining Machinery
TANGIBLE FIXED ASSETS
Number of mining machines | item	4,162	4,162	4,162	4,162
Property, plant and equipment	$ 800	$ 800	$ 800	$ 800
Merkle cash generating unit | Mining Machinery
TANGIBLE FIXED ASSETS
Number of mining machines | item	12,843	12,843	12,843	12,843
Property, plant and equipment					$ 1,700
Cash flow forecaste discounted rate	11.84%	11.84%	11.84%	11.84%